INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss carryforwards	$ 4,661,550	$ 4,576,065	$ 3,710,922
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	34.00%	34.00%	34.00%
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	11,461,273
Capital Loss Available for Future Use	17,275,583
Operating Loss Carryforwards	$ 764,717	$ 912,112